ZEA CAPITAL

Sponsored by: IOWA CORN GROWERS ASSOCIATION — Iowa Corn Opportunities *Connecting. Cultivating. Capitalizing.*

Managed by: ĀAVIN

v. Corp110909

The following information contains, or may be deemed to contain, "forward-looking statements" within the meaning of Section 27A of the Securities Act of 1933, as amended. These forward-looking statements include all statements regarding the current intent, belief or expectations regarding matters covered and all statements which are not statements of historical fact. By their nature, forward-looking statements involve risks and uncertainties because they relate to events and depend on circumstances that may or may not occur in the future. The future results of the issuer may vary from the results expressed in, or implied by, forward-looking statements, possibly to a material degree. Since these factors can cause results, performance and achievements to differ materially from those discussed in this presentation, you are cautioned not to place undue reliance on the forward-looking statements. Zea Capital Fund LLC (the "Fund") will update these forward-looking statements to reflect any material changes occurring prior to the completion of the offering. For a discussion of some of the important factors that could cause results to differ from those expressed in, or implied by, the forward-looking statements contained herein, please refer to the Fund's registration statement (SEC File No. 333-163888), in particular, the "Risk Factors" section. The forward-looking statements in this document are excluded from the safe harbor protection of Section 27A of the Securities Act of 1933.

Neither these materials nor the content herein constitutes an offer to sale or a solicitation of an offer to buy units of the Fund. The content of these materials are not incorporated by reference into the Fund's preliminary prospectus (the "Preliminary Prospectus"). Prospective investors in the Fund should carefully consider the following regarding the Fund before investing: the Fund's investment objectives discussed in the Preliminary Prospectus, its risks beginning on page 15 of the Prospectus, and the Fund's charges and expenses, which are discussed on page 10 of the Preliminary Prospectus. The Preliminary Prospectus, which contains this and other information about the Fund is available and should be read carefully before investing. A copy of the Preliminary Prospectus may be obtained from Nations Financial Group, Inc. by calling (800) 351-2471 or by writing to 4000 River Ridge Drive NE, Cedar Rapids, Iowa 52406.

The following information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. These materials are not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Iowa Corn – Many Entities, One Mission

Common Mission: Creating Opportunities for long-term Iowa corn grower profitability

Iowa Corn Promotion Board

- Corn checkoff, $.0075/bu
- Represents 60,000 corn farmers in Iowa
- Mandates are Market Development, Research, Business Dev & Education

Iowa Corn Growers Association

- Membership organization
- ~6500 members strong
- Organized to lobby and influence policy

Iowa Corn Opportunities

Connecting. Cultivating. Capitalizing.

- Wholly owned company of the ICGA
- Organized to implement the equity investment business strategy as mandated by the ICGA & ICPB
- $5M under management

ZEA Capital

- Organized to accommodate individual grower investment
- Pooled investing rather than individual transactions
- Opportunity to provide much needed capital in Midwest footprint

Association Members are Most Valuable Customers

- While ICGA Members are the same age as their non member counterparts, they tend to have much larger operations and require more from their suppliers.



Average of Cultivated Acres
Average of Soybean Acres
Average of Corn Acres
1400
1200
1000
800
600
400
200
0
Non Member
ICGA Member

	Age	Cultivated Acres	Corn Acres	Soybean Acres	Hogs (#head)	Fed Beef (#head)
Non Member	59.2	613	424	294	821	74
ICGA Member	59.5	1,325	743	505	5,557	516
Grand Total	**59.3**	**677**	**458**	**316**	**936**	**85**

ZEA CAPITAL

Effort Covers 15 States With 30K Members & 300K Corn Growers



Corn Grower Association Members (Total - 30,016)
&
Number of Corn Growers (Total - 291,058)
1,418
5,809
6,247
30,976
1,698
12,198
723
27,505
918
13,768
6,346
50,095
2,017
22,812
4,552
38,260
558
24,400
1,951
24,436
456
2,585
934
11,236
1,487
15,375
519
7,060
192
4,543

ZEA CAPITAL

A New Customer Relationship Model


Reach
Relationship Effect
Richness

ZEA CAPITAL